Segment Information (Operating Segment Information) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Imaging & Solutions [Member] USD ($)	Mar. 31, 2011 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2010 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2009 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2011 Industrial Products [Member] USD ($)	Mar. 31, 2011 Industrial Products [Member] JPY (¥)	Mar. 31, 2010 Industrial Products [Member] JPY (¥)	Mar. 31, 2009 Industrial Products [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2009 Other [Member] JPY (¥)
Total Segment Sales	$ 23,397,747		¥ 1,942,013,000		¥ 2,016,337,000		¥ 2,091,696,000		$ 20,642,253	¥ 1,713,307,000	¥ 1,790,243,000	¥ 1,833,098,000	$ 1,352,325	¥ 112,243,000	¥ 106,128,000	¥ 119,671,000	$ 1,468,386	¥ 121,876,000	¥ 124,402,000	¥ 143,048,000
Intersegment transaction	(65,217)	[1]	(5,413,000)	[1]	(4,436,000)	[1]	(4,121,000)	[1]
Total Segment Profit (loss)	1,572,361		130,506,000		135,621,000		140,798,000		1,619,410	134,411,000	140,423,000	145,366,000	12,120	1,006,000	(1,355,000)	(4,926,000)	(59,169)	(4,911,000)	(3,447,000)	358,000
Corporate expenses and Elimination	(847,108)		(70,310,000)		(69,624,000)		(66,262,000)
Interest and dividend income	35,976		2,986,000		3,472,000		5,227,000
Interest expense	(102,385)		(8,498,000)		(8,144,000)		(5,863,000)
Foreign currency exchange loss, net	(83,735)		(6,950,000)		(4,756,000)		(15,575,000)
Losses on impairment of securities	(22,217)		(1,844,000)		(169,000)		(26,837,000)
Other, net	(5,904)		(490,000)		1,124,000		(549,000)
Income before Income Taxes and Equity in Earnings of Affiliates	$ 546,988		¥ 45,400,000		¥ 57,524,000		¥ 30,939,000

[1]	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.